Financial statements of Barclays PLC - Statement of comprehensive income (Narrative)	12 Months Ended
Dec. 31, 2018
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Disclosure of general information about financial statements

For the year ended 31 December 2018, profit after tax was £15,806m (2017: £1,147m) and total comprehensive income was £15,806m (2017: £1,207m). Other comprehensive income of £60m in 2017 related to the gain on available for sale instruments. The Company has 87 members of staff (2017: 90).